Quarterly Holdings Report
for
Fidelity® MSCI Consumer Discretionary Index ETF
April 30, 2026
T01-NPRT3-0626
1.9584802.112

Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
		Shares	Value
AUTOMOBILE COMPONENTS – 2.4%
Automotive Parts & Equipment – 2.3%
Adient PLC (a)		64,188	$1,351,158
Aptiv PLC (a)		71,976	4,337,274
Autoliv, Inc.		26,723	3,097,997
BorgWarner, Inc.		72,888	4,152,429
Dana, Inc.		54,520	1,987,254
Dauch Corp. (a)		220,917	1,261,436
Dorman Products, Inc. (a)		15,465	1,739,967
Fox Factory Holding Corp. (a)		43,600	773,900
Garrett Motion, Inc.		93,672	2,398,940
Gentex Corp.		99,612	2,302,033
Gentherm, Inc. (a)		31,590	950,859
LCI Industries		14,306	1,705,561
Lear Corp.		20,998	2,669,476
Mobileye Global, Inc. Class A (a)		163,640	1,422,032
Patrick Industries, Inc.		17,591	1,635,963
Phinia, Inc.		23,181	1,672,509
QuantumScape Corp. (a)		244,221	1,780,371
Solid Power, Inc. (a)		169,899	586,152
Standard Motor Products, Inc.		20,492	765,786
Versigent PLC (a)		46,709	1,633,414
Visteon Corp.		16,684	1,863,770
XPEL, Inc. (a)		25,749	1,226,167
			41,314,448
Tires & Rubber – 0.1%
Goodyear Tire & Rubber Co. (a)		205,529	1,455,145
TOTAL AUTOMOBILE COMPONENTS	42,769,593
AUTOMOBILES – 18.2%
Automobile Manufacturers – 18.1%
Ford Motor Co.		1,088,890	13,153,791
General Motors Co.		253,600	19,499,304
Lucid Group, Inc. (a)		179,782	1,145,211
Rivian Automotive, Inc. Class A (a)		263,292	4,317,989
Tesla, Inc. (a)		734,242	280,208,775
Thor Industries, Inc.		25,026	1,978,055
Winnebago Industries, Inc.		29,204	952,342
			321,255,467
Motorcycle Manufacturers – 0.1%
Harley-Davidson, Inc.		69,807	1,667,689
TOTAL AUTOMOBILES	322,923,156
BROADLINE RETAIL – 26.9%
Broadline Retail – 26.9%
Amazon.com, Inc. (a)		1,625,452	430,842,307
Dillard's, Inc. Class A		2,484	1,413,942
eBay, Inc.		126,484	13,088,564
Etsy, Inc. (a)		38,219	2,459,010
Groupon, Inc. (a)		27,449	390,050
Kohl's Corp.		95,824	1,357,826
Macy's, Inc.		117,770	2,302,404

		Shares	Value

MercadoLibre, Inc. (a)		12,333	$22,108,506
Ollie's Bargain Outlet Holdings, Inc. (a)		26,294	2,274,694
Savers Value Village, Inc. (a)		41,650	351,943
			476,589,246
Paper & Plastic Packaging Products & Materials – 0.0%
Eightco Holdings, Inc. (a)		84,406	66,605
TOTAL BROADLINE RETAIL	476,655,851
DISTRIBUTORS – 0.7%
Distributors – 0.7%
Genuine Parts Co.		44,678	4,790,822
GigaCloud Technology, Inc. Class A (a)		25,404	1,130,224
Gold.com, Inc.		19,128	864,394
LKQ Corp.		97,853	3,090,198
Pool Corp.		12,883	2,748,202
TOTAL DISTRIBUTORS	12,623,840
DIVERSIFIED CONSUMER SERVICES – 2.1%
Education Services – 1.1%
Bright Horizons Family Solutions, Inc. (a)		26,121	2,118,674
Coursera, Inc. (a)		149,593	890,078
Covista, Inc. (a)		17,355	1,999,643
Duolingo, Inc. (a)		18,612	2,049,181
Graham Holdings Co. Class B		1,693	1,900,410
Grand Canyon Education, Inc. (a)		12,826	2,168,492
Laureate Education, Inc. (a)		61,666	1,855,838
Perdoceo Education Corp.		40,810	1,385,091
Strategic Education, Inc.		17,956	1,407,751
Stride, Inc. (a)		21,215	2,061,250
Udemy, Inc. (a)		107,023	507,289
Universal Technical Institute, Inc. (a)		40,006	1,501,425
			19,845,122
Specialized Consumer Services – 1.0%
ADT, Inc.		274,296	2,065,449
Driven Brands Holdings, Inc. (a)		68,987	936,154
Frontdoor, Inc. (a)		34,274	2,352,225
H&R Block, Inc.		63,873	2,026,690
Liberty Live Holdings, Inc. Class C (a)		21,757	2,036,455
Liberty Live Holdings, Inc. Class A (a)		15,086	1,375,994
Matthews International Corp. Class A		30,894	881,715
Mister Car Wash, Inc. (a)		102,693	727,066
OneSpaWorld Holdings Ltd.		55,901	1,378,519
Service Corp. International		48,005	3,889,845
			17,670,112
TOTAL DIVERSIFIED CONSUMER SERVICES	37,515,234

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – 20.6%
Casinos & Gaming – 2.0%
Accel Entertainment, Inc. (a)	60,454	$755,070
Boyd Gaming Corp.	25,232	2,193,922
Caesars Entertainment, Inc. (a)	85,535	2,377,873
Churchill Downs, Inc.	26,750	2,701,482
DraftKings, Inc. Class A (a)	158,603	3,698,622
Flutter Entertainment PLC (a)	52,157	5,629,305
Las Vegas Sands Corp.	95,825	5,233,003
MGM Resorts International (a)	77,873	3,032,375
Monarch Casino & Resort, Inc.	13,066	1,550,804
Penn Entertainment, Inc. (a)	97,534	1,702,944
Red Rock Resorts, Inc. Class A	30,533	1,647,561
Rush Street Interactive, Inc. (a)	67,849	1,906,557
SHARPLINK, Inc. (a)	29,008	208,858
Wynn Resorts Ltd.	30,503	3,267,176
		35,905,552
Hotels, Resorts & Cruise Lines – 8.4%
Airbnb, Inc. Class A (a)	118,200	16,590,552
Booking Holdings, Inc.	214,122	36,049,580
Carnival Corp.	321,712	8,528,585
Choice Hotels International, Inc.	15,182	1,504,233
Expedia Group, Inc.	33,876	8,413,782
Global Business Travel Group I (a)	110,933	650,067
Hilton Grand Vacations, Inc. (a)	35,313	1,658,652
Hilton Worldwide Holdings, Inc.	63,043	20,430,345
Hyatt Hotels Corp. Class A	16,477	2,761,051
Lindblad Expeditions Holdings, Inc. (a)	40,136	743,720
Marriott International, Inc. Class A	61,662	22,302,529
Marriott Vacations Worldwide Corp.	20,254	1,458,491
Navan, Inc. Class A (a)	48,299	844,749
Norwegian Cruise Line Holdings Ltd. (a)	166,016	3,018,171
Royal Caribbean Cruises Ltd.	70,520	18,600,355
Target Hospitality Corp. (a)	36,743	534,243
Travel & Leisure Co.	29,269	1,892,533
Wyndham Hotels & Resorts, Inc.	30,413	2,475,010
		148,456,648
Leisure Facilities – 0.6%
Dave & Buster's Entertainment, Inc. (a)	29,781	335,632
Life Time Group Holdings, Inc. (a)	71,252	1,910,266
Planet Fitness, Inc. Class A (a)	34,723	2,314,983
Pursuit Attractions & Hospitality, Inc. (a)	22,046	927,696
Six Flags Entertainment Corp. (a)	75,605	1,419,862
United Parks & Resorts, Inc. (a)	28,225	994,931
Vail Resorts, Inc.	16,596	2,110,679
		10,014,049

		Shares	Value

Restaurants – 9.6%
Aramark		89,435	$4,086,285
Biglari Holdings, Inc. Class B (a)		749	231,628
BJ's Restaurants, Inc. (a)		17,626	676,838
Bloomin' Brands, Inc.		81,016	494,198
Brinker International, Inc. (a)		17,666	2,689,472
Cava Group, Inc. (a)		34,202	3,194,809
Cheesecake Factory, Inc.		27,963	1,758,034
Chipotle Mexican Grill, Inc. (a)		369,517	12,559,883
Cracker Barrel Old Country Store, Inc.		22,101	692,203
Darden Restaurants, Inc.		34,639	6,947,198
Domino's Pizza, Inc.		10,950	3,716,649
DoorDash, Inc. Class A (a)		105,063	17,718,875
Dutch Bros, Inc. Class A (a)		50,752	2,918,747
First Watch Restaurant Group, Inc. (a)		56,852	745,898
Krispy Kreme, Inc. (a)		95,888	377,799
Kura Sushi USA, Inc. Class A (a)		7,159	394,246
McDonald's Corp.		187,524	55,055,171
Papa John's International, Inc.		33,763	1,221,883
Serve Robotics, Inc. (a)		61,672	581,567
Shake Shack, Inc. Class A (a)		19,222	1,969,486
Starbucks Corp.		304,203	32,041,702
Sweetgreen, Inc. Class A (a)		110,929	763,192
Texas Roadhouse, Inc.		23,080	3,715,649
Wendy's Co.		167,300	1,164,408
Wingstop, Inc.		12,096	1,984,470
Yum! Brands, Inc.		77,903	12,437,214
			170,137,504
TOTAL HOTELS, RESTAURANTS & LEISURE	364,513,753
HOUSEHOLD DURABLES – 4.9%
Consumer Electronics – 0.7%
Garmin Ltd.		45,972	11,545,408
Sonos, Inc. (a)		94,751	1,405,157
			12,950,565
Home Furnishings – 0.6%
Ethan Allen Interiors, Inc.		25,426	542,591
La-Z-Boy, Inc.		37,702	1,309,767
Leggett & Platt, Inc.		116,441	1,265,714
Mohawk Industries, Inc. (a)		22,514	2,376,578
Somnigroup International, Inc.		63,163	4,791,545
			10,286,195
Homebuilding – 3.4%
Beazer Homes USA, Inc. (a)		29,452	635,869
Cavco Industries, Inc. (a)		3,828	1,940,796
Century Communities, Inc.		22,256	1,246,781
Champion Homes, Inc. (a)		25,507	1,944,399
DR Horton, Inc.		74,406	11,448,107
Dream Finders Homes, Inc. Class A (a)		29,195	426,247

3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
HOUSEHOLD DURABLES – continued
Homebuilding – continued
Green Brick Partners, Inc. (a)		22,291	$1,503,305
Hovnanian Enterprises, Inc. Class A (a)		4,852	545,559
Installed Building Products, Inc.		9,122	2,632,153
KB Home		34,438	1,824,870
Legacy Housing Corp. (a)		12,357	268,765
Lennar Corp. Class A		63,425	5,727,277
LGI Homes, Inc. (a)		21,495	1,052,610
M/I Homes, Inc. (a)		14,432	1,897,664
Meritage Homes Corp.		32,282	2,173,870
NVR, Inc. (a)		836	5,280,067
PulteGroup, Inc.		58,115	7,110,951
Taylor Morrison Home Corp. (a)		41,071	2,494,653
Toll Brothers, Inc.		31,218	4,437,326
TopBuild Corp. (a)		9,259	4,098,959
Tri Pointe Homes, Inc. (a)		43,082	2,020,115
			60,710,343
Household Appliances – 0.1%
Cricut, Inc. Class A		50,176	216,258
Whirlpool Corp.		33,363	1,870,330
			2,086,588
Housewares & Specialties – 0.1%
Newell Brands, Inc.		331,818	1,353,818
TOTAL HOUSEHOLD DURABLES	87,387,509
LEISURE PRODUCTS – 1.1%
Leisure Products – 1.1%
Acushnet Holdings Corp.		17,540	1,698,223
Brunswick Corp.		28,675	2,278,229
Callaway Golf Co. (a)		99,910	1,528,623
Hasbro, Inc.		44,742	4,288,073
Latham Group, Inc. (a)		50,501	306,541
Malibu Boats, Inc. Class A (a)		20,280	519,168
Mattel, Inc. (a)		145,915	2,200,398
Peloton Interactive, Inc. Class A (a)		292,464	1,593,929
Polaris, Inc.		29,916	1,982,533
Sturm Ruger & Co., Inc.		14,869	645,017
YETI Holdings, Inc. (a)		43,732	1,725,665
TOTAL LEISURE PRODUCTS	18,766,399
SPECIALTY RETAIL – 19.5%
Apparel Retail – 5.0%
Abercrombie & Fitch Co. Class A (a)		21,903	1,869,421
American Eagle Outfitters, Inc.		90,776	1,581,318
Boot Barn Holdings, Inc. (a)		13,698	2,348,522
Buckle, Inc.		25,390	1,411,938
Burlington Stores, Inc. (a)		19,095	6,110,591
Gap, Inc.		98,368	2,418,869
RealReal, Inc. (a)		101,284	1,204,267
Revolve Group, Inc. (a)		41,813	1,064,141

	Shares	Value

Ross Stores, Inc.	88,109	$20,070,349
Shoe Carnival, Inc.	19,112	353,954
ThredUp, Inc. Class A (a)	102,927	441,557
TJX Cos., Inc.	293,755	46,046,096
Urban Outfitters, Inc. (a)	27,910	1,963,189
Victoria's Secret & Co. (a)	36,336	1,883,295
		88,767,507
Automotive Retail – 4.4%
Advance Auto Parts, Inc.	32,579	1,938,776
Asbury Automotive Group, Inc. (a)	9,369	1,908,372
AutoNation, Inc. (a)	11,647	2,473,590
AutoZone, Inc. (a)	4,561	16,894,081
Camping World Holdings, Inc. Class A	63,172	517,379
CarMax, Inc. (a)	60,708	2,386,431
Carvana Co. (a)	37,286	14,757,799
Group 1 Automotive, Inc.	6,049	2,158,707
Lithia Motors, Inc.	9,657	2,801,689
Murphy USA, Inc.	6,572	3,864,336
O'Reilly Automotive, Inc. (a)	229,024	22,764,985
Penske Automotive Group, Inc.	11,109	1,905,416
Sonic Automotive, Inc. Class A	14,894	1,172,902
Valvoline, Inc. (a)	59,433	1,974,958
		77,519,421
Computer & Electronics Retail – 0.4%
Best Buy Co., Inc.	66,107	3,998,813
GameStop Corp. Class A (a)	149,337	3,725,958
		7,724,771
Home Improvement Retail – 7.0%
Floor & Decor Holdings, Inc. Class A (a)	45,771	2,215,316
Home Depot, Inc.	260,468	85,641,879
Lowe's Cos., Inc.	149,057	35,593,321
		123,450,516
Homefurnishing Retail – 0.6%
Arhaus, Inc.	53,315	394,531
RH (a)	10,727	1,415,535
Wayfair, Inc. Class A (a)	38,698	2,473,963
Williams-Sonoma, Inc.	35,733	6,475,177
		10,759,206
Other Specialty Retail – 2.1%
Academy Sports & Outdoors, Inc.	34,082	1,869,057
Bath & Body Works, Inc.	99,689	1,937,954
Build-A-Bear Workshop, Inc.	12,728	470,172
Chewy, Inc. Class A (a)	92,081	2,340,699
Dick's Sporting Goods, Inc.	21,420	4,860,627
Five Below, Inc. (a)	18,218	4,293,254
MarineMax, Inc. (a)	20,376	585,606
National Vision Holdings, Inc. (a)	57,787	1,341,814
Petco Health & Wellness Co., Inc. (a)	101,895	289,382
Sally Beauty Holdings, Inc. (a)	91,085	1,291,585

Quarterly Report	4

Common Stocks – continued
		Shares	Value
SPECIALTY RETAIL – continued
Other Specialty Retail – continued
Signet Jewelers Ltd.		19,678	$1,751,932
Tractor Supply Co.		158,559	5,565,421
Ulta Beauty, Inc. (a)		13,189	7,088,824
Upbound Group, Inc.		53,915	1,065,361
Warby Parker, Inc. Class A (a)		61,132	1,352,240
Winmark Corp.		3,129	1,190,553
			37,294,481
TOTAL SPECIALTY RETAIL	345,515,902
TEXTILES, APPAREL & LUXURY GOODS – 3.4%
Apparel, Accessories & Luxury Goods – 2.0%
Capri Holdings Ltd. (a)		76,705	1,496,515
Carter's, Inc.		34,350	1,240,722
Columbia Sportswear Co.		22,215	1,353,338
Figs, Inc. Class A (a)		85,702	1,282,102
G-III Apparel Group Ltd.		39,234	1,223,708
Kontoor Brands, Inc.		26,148	1,918,217
Levi Strauss & Co. Class A		67,583	1,505,749
Lululemon Athletica, Inc. (a)		33,440	4,604,688
Oxford Industries, Inc.		14,844	635,917
PVH Corp.		21,784	1,991,929
Ralph Lauren Corp.		12,539	4,496,987
Tapestry, Inc.		59,328	8,604,933
Under Armour, Inc. Class A (a)		156,323	983,272
Under Armour, Inc. Class C (a)		124,570	756,140
VF Corp.		131,367	2,486,777
			34,580,994
Footwear – 1.4%
Crocs, Inc. (a)		22,217	2,265,689

		Shares	Value

Deckers Outdoor Corp. (a)		46,514	$4,753,731
NIKE, Inc. Class B		329,416	14,612,894
Steven Madden Ltd.		43,379	1,629,315
Wolverine World Wide, Inc.		73,590	1,252,502
			24,514,131
TOTAL TEXTILES, APPAREL & LUXURY GOODS	59,095,125
TOTAL COMMON STOCKS (Cost $1,420,041,889)			1,767,766,362
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.54% (b) (Cost $2,550,000)		2,550,000	2,550,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,422,591,889)	1,770,316,362
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%	1,888,446
NET ASSETS – 100.0%	$1,772,204,808

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $277,015 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Consumer Discretionary Select Sector Index Contracts (United States)	14	June 2026	3,364,900	$ 92,610	$ 92,610
CME E-mini Russell 2000 Index Contracts (United States)	2	June 2026	280,780	15,971	15,971
Total Equity Index Contracts					$108,581
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
7	Quarterly Report

Quarterly Report	8